Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued research and development expense	$ 1,799,583	$ 1,799,583	$ 1,600,221
Accrued compensation and employee benefits	1,061,083	1,184,505
Accrued royalties	262,296	274,028	272,352
Others	927,883	438,264	468,150
Total	$ 4,050,845	$ 3,696,380	$ 2,909,587